UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 03/31/2010

Item 1 – Report to Stockholders

BlackRock Large Cap Core Plus Fund
OF BLACKROCK LARGE CAP SERIES FUNDS, INC.

SEMI-ANNUAL REPORT MARCH 31, 2010 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early 2009. In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and concerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed taxable sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental backdrop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of March 31, 2010	6-month	12-month

US equities (S&P 500 Index)	11.75%	49.77%

Small cap US equities (Russell 2000 Index)	13.07	62.76

International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.97	55.64

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2010

Portfolio Management Commentary

How did the Fund perform?

•	The Fund generated solid returns for the six-month period ended March 31, 2010, but underperformed its benchmark, the Russell 1000 Index.

•

The Fund pursues long-term capital growth by taking long positions (i.e., purchases the security outright) primarily in large cap companies identified as attractive, and short positions (i.e., sells a security that it has borrowed) in securities identified as overvalued or poised for underperformance.

What factors influenced performance?

•

In the long segment of the portfolio, health care was the largest contributor to performance, as the passage of the reform bill resolved uncertainty that had previously clouded the sector’s outlook. Although it is too early to assess the long-term impact of the legislation, the near-term impact on operating results should be minimal. Underlying fundamentals continue to improve, valuations are attractive and we believe that broader participation in the US health care system that the legislation will ultimately bring about will be a net positive for our holdings. Fund returns were also aided by positive results in the materials sector, where specialty chemicals outperformed on renewed industrial demand, volume increases and pricing power. The consumer staples sector, particularly food products, benefited performance as well.

•	In the short segment, financials (diversified financial services & capital markets) contributed to performance.

•

The largest individual contributors to performance in the long segment of the portfolio included IMS Health, Inc., Walter Industries, Inc., WellPoint, Inc., Signet Jewelers Ltd. and UnitedHealth Group, Inc.

•	In contrast, short positions in consumer discretionary (media and automobiles) and industrials (airlines) detracted from Fund returns.

•

The long segment underperformed to a greater extent than the short. Concerns regarding reduced demand due to the economic slowdown pressured energy holdings. As energy demand is highly correlated with gross domestic product growth expectations, energy equipment & services holdings fared poorly. Within utilities, falling natural gas and rising thermal coal prices hurt the performance of independent power producers in which the Fund invested. Still, these stocks traded near record-low valuations based on replacement cost and they stand to benefit from a cyclical rebound in the de-regulated power markets. The technology sector also detracted as software and IT services holdings underperformed. Nevertheless, we remain comfortable with the stable and recurring cash flow characteristics of our holdings within these industries, especially as compared to semiconductors and communications equipment where we believe expectations are high for the sustainability of recent trends.

•

Elsewhere, long positions in construction engineering and road & rail hampered performance within the industrials sector, while automobiles, household durables and media holdings were a hindrance in consumer discretionary.

•

The largest detractors from performance included long positions in Mirant Corp., NRG Energy, Inc., The AES Corp., Tesoro Corp. and Tenet Healthcare Corp. With respect to short positions, the biggest detractors were Synovus Financial Corp., Ford Motor Co., Delta Air Lines, Inc., Amylin Pharmaceuticals, Inc. and Continental Airlines, Inc.

Describe recent portfolio activity.

•

In the long segment of the portfolio, we increased exposure to the materials sector. The largest purchases within the Fund included Microsoft Corp., ConocoPhillips, MeadWestvaco Corp., Target Corp. and Global Payments, Inc. We reduced exposure to energy, consumer staples and telecommunication services. The largest sales were Philip Morris International, Inc., IMS Health, Inc., Schering-Plough Corp., Wyeth, Anadarko Petroleum Corp. and Archer-Daniels-Midland Co.

Describe Fund positioning at period end.

•

At period end, the long segment of the Fund was overweight relative to the benchmark in the materials, health care, industrials, energy and utilities sectors. We remain comfortable with our underweight positions in consumer staples (high valuations), consumer discretionary and financials (too much uncertainty). The Fund is neutral in information technology.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests by establishing long and short positions in a diversified portfolio of equity securities issued primarily by large cap companies located in the United States.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2010

		Average Annual Total Returns[5]

		1 Year		Since Inception[6]

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	10.16%	34.68%	N/A	(7.60)%	N/A
Investor A	9.99	34.38	27.32%	(7.82)	(9.97)%
Investor C	9.55	33.36	32.36	(8.52)	(8.52)
Russell 1000 Index	12.11	51.60	N/A	(6.53)	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on December 19, 2007.

N/A – Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s investment advisor waived or reimbursed a portion of the Fund’s expenses. Without such waiver and reimbursement, the Fund’s performance would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[1]

Institutional	$1,000	$1,101.60	$1.26	$1,000	$1,023,70	$1.21
Investor A	$1,000	$1,099.90	$2.57	$1,000	$1,022.46	$2.47
Investor C	$1,000	$1,095.50	$6.53	$1,000	$1,018.67	$6.29

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.24% for Institutional, 0.49% for Investor A and 1.25% for Investor C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Portfolio Information

As of March 31, 2010

Ten Largest Holdings	Percent of Long-Term Investments

Microsoft Corp.	3%
International Business Machines Corp.	2
Exxon Mobil Corp.	2
ConocoPhillips	2
Amgen, Inc.	2
Target Corp.	1
WellPoint, Inc.	1
UnitedHealth Group, Inc.	1
Medco Health Solutions, Inc.	1
Northrop Grumman Corp.	1

Sector Allocation	Percent of Long-Term Investments

Health Care	18%
Industrials	14
Information Technology	14
Energy	14
Materials	13
Consumer Staples	7
Consumer Discretionary	7
Financials	6
Utilities	5
Telecommunication Services	2

Ten Largest Investments Sold Short	Percent of Investments Sold Short

Strayer Education, Inc.	1%
Northern Trust Corp.	1
QUALCOMM, Inc.	1
Applied Materials, Inc.	1
The Bank of New York Mellon Corp.	1
Bunge Ltd.	1
Valley National Bancorp	1
Covance, Inc.	1
First Solar, Inc.	1
MEMC Electronic Materials, Inc.	1

Sector Allocation	Percent of Investments Sold Short

Financials	23%
Information Technology	19
Industrials	12
Consumer Discretionary	12
Health Care	10
Materials	9
Consumer Staples	4
Telecommunication Services	4
Utilities	4
Energy	3

For Fund compliance purposes, sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	7

Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 8.5%
Multiline Retail — 3.8%
Big Lots, Inc. (a)	3,300	$120,186
Macy’s, Inc.	5,100	111,027
Target Corp.	3,800	199,880

		431,093

Specialty Retail — 4.7%
Limited Brands, Inc.	1,400	34,468
Ross Stores, Inc.	3,100	165,757
Signet Jewelers Ltd.	4,900	158,466
TJX Cos., Inc.	4,100	174,332

		533,023

Total Consumer Discretionary		964,116

Consumer Staples — 8.5%
Beverages — 0.2%
The Coca-Cola Co.	300	16,500

Food & Staples Retailing — 0.2%
Wal-Mart Stores, Inc.	400	22,240

Food Products — 3.0%
ConAgra Foods, Inc.	600	15,042
Del Monte Foods Co.	10,500	153,300
General Mills, Inc.	200	14,158
The Hershey Co.	3,700	158,397

		340,897

Household Products — 0.9%
The Procter & Gamble Co.	1,600	101,232

Personal Products — 1.4%
The Estée Lauder Cos., Inc., Class A	2,500	162,175

Tobacco — 2.8%
Lorillard, Inc.	2,200	165,528
Reynolds American, Inc.	2,900	156,542

		322,070

Total Consumer Staples		965,114

Energy — 17.7%
Energy Equipment & Services — 7.7%
Atwood Oceanics, Inc. (a)	2,000	69,260
FMC Technologies, Inc. (a)	800	51,704
National Oilwell Varco, Inc.	3,700	150,146
Oil States International, Inc. (a)	3,300	149,622
Rowan Cos., Inc. (a)	5,400	157,194
SEACOR Holdings, Inc. (a)	1,900	153,254
Tidewater, Inc.	3,000	141,810

		872,990

Oil, Gas & Consumable Fuels — 10.0%
Chevron Corp.	1,000	75,830
ConocoPhillips	4,700	240,499
Exxon Mobil Corp.	4,200	281,316
Marathon Oil Corp.	5,500	174,020
Southern Union Co.	6,300	159,831
Williams Cos., Inc.	7,300	168,630
XTO Energy, Inc.	800	37,744

		1,137,870

Total Energy		2,010,860

Common Stocks	Shares	Value

Financials — 7.3%
Commercial Banks — 0.5%
Wells Fargo & Co.	1,900	$59,128

Consumer Finance — 0.6%
AmeriCredit Corp. (a)	1,000	23,760
Capital One Financial Corp.	1,200	49,692

		73,452

Diversified Financial Services — 1.3%
Bank of America Corp.	4,400	78,540
JPMorgan Chase & Co.	1,500	67,125

		145,665

Insurance — 4.9%
American Financial Group, Inc.	5,700	162,165
Assurant, Inc.	4,600	158,148
Endurance Specialty Holdings Ltd.	4,000	148,600
The Travelers Cos., Inc.	700	37,758
Unitrin, Inc.	1,700	47,685

		554,356

Total Financials		832,601

Health Care — 23.8%
Biotechnology — 2.0%
Amgen, Inc. (a)	3,800	227,088

Health Care Equipment & Supplies — 2.8%
Hospira, Inc. (a)	3,000	169,950
Kinetic Concepts, Inc. (a)	3,000	143,430

		313,380

Health Care Providers & Services — 13.9%
AmerisourceBergen Corp.	5,800	167,736
Cardinal Health, Inc.	4,900	176,547
Community Health Systems, Inc. (a)	4,000	147,720
Coventry Health Care, Inc. (a)	6,200	153,264
Humana, Inc. (a)	3,400	159,018
McKesson Corp.	2,600	170,872
Medco Health Solutions, Inc. (a)	2,900	187,224
Quest Diagnostics, Inc.	400	23,316
UnitedHealth Group, Inc.	6,000	196,020
WellPoint, Inc. (a)	3,100	199,578

		1,581,295

Pharmaceuticals — 5.1%
Endo Pharmaceuticals Holdings, Inc. (a)	6,200	146,878
Forest Laboratories, Inc. (a)	5,100	159,936
Johnson & Johnson	1,400	91,280
Perrigo Co.	2,600	152,672
Pfizer, Inc.	1,900	32,585

		583,351

Total Health Care		2,705,114

Industrials — 18.9%
Aerospace & Defense — 3.5%
L-3 Communications Holdings, Inc.	1,700	155,771
Northrop Grumman Corp.	2,800	183,596
Raytheon Co.	1,000	57,120

		396,487

Commercial Services & Supplies — 1.4%
R.R. Donnelley & Sons Co.	7,700	164,395

See Notes to Financial Statements.

8	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Electrical Equipment — 2.7%
Hubbell, Inc., Class B	3,100	$156,333
Thomas & Betts Corp. (a)	3,900	153,036

		309,369

Industrial Conglomerates — 2.3%
Carlisle Cos., Inc.	4,200	160,020
General Electric Co.	5,600	101,920

		261,940

Machinery — 8.0%
Crane Co.	2,700	95,850
Eaton Corp.	2,300	174,271
Harsco Corp.	3,000	95,820
Parker Hannifin Corp.	2,400	155,376
SPX Corp.	1,300	86,216
Timken Co.	5,100	153,051
Toro Co.	3,000	147,510

		908,094

Road & Rail — 1.0%
Ryder System, Inc.	2,800	108,528

Total Industrials		2,148,813

Information Technology — 18.6%
Communications Equipment — 0.4%
Cisco Systems, Inc. (a)	1,900	49,457

Computers & Peripherals — 2.7%
Apple, Inc. (a)	500	117,465
Hewlett-Packard Co.	400	21,260
Lexmark International, Inc., Class A (a)	700	25,256
Western Digital Corp. (a)	3,800	148,162

		312,143

Electronic Equipment, Instruments & Components — 1.2%
Tech Data Corp. (a)	3,300	138,270

IT Services — 9.0%
Amdocs Ltd. (a)	5,300	159,583
Computer Sciences Corp. (a)	3,100	168,919
Fiserv, Inc. (a)	700	35,532
Global Payments, Inc.	3,300	150,315
Hewitt Associates, Inc., Class A (a)	3,600	143,208
International Business Machines Corp.	2,800	359,100

		1,016,657

Internet Software & Services — 0.5%
Google, Inc., Class A (a)	100	56,701

Software — 4.8%
CA, Inc.	4,700	110,309
Microsoft Corp.	14,700	430,269

		540,578

Total Information Technology		2,113,806

Common Stocks	Shares	Value

Materials — 17.6%
Chemicals — 8.7%
Ashland, Inc.	3,000	$158,310
Cabot Corp.	4,800	145,920
Cytec Industries, Inc.	1,500	70,110
Eastman Chemical Co.	2,400	152,832
Huntsman Corp.	12,000	144,600
Lubrizol Corp.	1,700	155,924
Nalco Holding Co.	300	7,299
RPM International, Inc.	7,100	151,514

		986,509

Containers & Packaging — 2.7%
AptarGroup, Inc.	3,700	145,595
Bemis Co.	5,000	143,600
Crown Holdings, Inc. (a)	600	16,176

		305,371

Metals & Mining — 3.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	900	75,186
Reliance Steel & Aluminum Co.	3,100	152,613
Walter Industries, Inc.	1,700	156,859

		384,658

Paper & Forest Products — 2.8%
International Paper Co.	6,500	159,965
MeadWestvaco Corp.	6,400	163,520

		323,485

Total Materials		2,000,023

Telecommunication Services — 2.0%
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	2,200	56,848

Wireless Telecommunication Services — 1.5%
Telephone & Data Systems, Inc.	4,800	162,480

Total Telecommunication Services		219,328

Utilities — 7.1%
Electric Utilities — 0.6%
Edison International	1,900	64,923

Gas Utilities — 0.2%
Atmos Energy Corp.	700	19,999

Independent Power Producers & Energy Traders — 3.6%
Constellation Energy Group, Inc.	4,400	154,484
Mirant Corp. (a)	11,200	121,632
NRG Energy, Inc. (a)	6,200	129,580

		405,696

Multi-Utilities — 2.7%
DTE Energy Co.	3,400	151,640
NiSource, Inc.	10,100	159,580

		311,220

Total Utilities		801,838

Total Long-Term Investments (Cost — $12,341,378) — 130.0%		14,761,613

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (b)(c)	81,447	$81,447

Total Short-Term Securities (Cost — $81,447) — 0.7%		81,447

Total Investments Before Investments Sold Short (Cost — $12,422,825*) — 130.7%		14,843,060

Investments Sold Short

Consumer Discretionary — (3.7)%
Diversified Consumer Services — (0.4)%
Strayer Education, Inc.	200	(48,704)

Hotels, Restaurants & Leisure — (0.9)%
Las Vegas Sands Corp.	1,600	(33,840)
Marriott International, Inc., Class A	1,100	(34,672)
Yum! Brands, Inc.	900	(34,497)

		(103,009)

Household Durables — (0.9)%
Harman International Industries, Inc.	700	(32,746)
Pulte Homes, Inc.	3,000	(33,750)
Toll Brothers, Inc.	1,700	(35,360)

		(101,856)

Leisure Equipment & Products — (0.2)%
Eastman Kodak Co.	5,000	(28,950)

Media — (0.7)%
Central European Media Enterprises Ltd., Class A	1,200	(35,172)
Morningstar, Inc.	100	(4,809)
Walt Disney Co.	1,000	(34,910)

		(74,891)

Multiline Retail — (0.3)%
Saks, Inc.	3,700	(31,820)

Specialty Retail — (0.3)%
O’Reilly Automotive, Inc.	800	(33,368)

Total Consumer Discretionary		(422,598)

Consumer Staples — (1.2)%
Beverages — (0.6)%
Central European Distribution Corp.	1,000	(35,010)
The Coca-Cola Co.	600	(33,000)

		(68,010)

Food Products — (0.3)%
Bunge Ltd.	600	(36,978)

Personal Products — (0.3)%
Avon Products, Inc.	1,000	(33,870)

Total Consumer Staples		(138,858)

Energy — (1.0)%
Oil, Gas & Consumable Fuels — (1.0)%
CNX Gas Corp.	200	(7,610)
Devon Energy Corp.	500	(32,215)
Exxon Mobil Corp.	200	(13,396)
PetroHawk Energy Corp.	1,200	(24,336)
Southwestern Energy Co.	900	(36,648)

Total Energy		(114,205)

Investments Sold Short	Shares	Value

Financials — (6.9)%
Capital Markets — (2.5)%
The Bank of New York Mellon Corp.	1,200	$(37,056)
The Charles Schwab Corp.	1,900	(35,511)
Franklin Resources, Inc.	300	(33,270)
GLG Partners, Inc.	11,000	(33,770)
Janus Capital Group, Inc.	2,400	(34,296)
Northern Trust Corp.	700	(38,682)
State Street Corp.	800	(36,112)
TD Ameritrade Holding Corp.	1,900	(36,214)

		(284,911)

Commercial Banks — (2.7)%
BB&T Corp.	1,100	(35,629)
BancorpSouth, Inc.	1,600	(33,536)
First Horizon National Corp.	2,401	(33,729)
KeyCorp	4,400	(34,100)
SunTrust Banks, Inc.	1,200	(32,148)
TCF Financial Corp.	2,100	(33,474)
U.S. Bancorp	1,400	(36,232)
Valley National Bancorp	2,400	(36,888)
Wells Fargo & Co.	1,100	(34,232)

		(309,968)

Diversified Financial Services — (0.6)%
Citigroup, Inc.	7,900	(31,995)
Leucadia National Corp.	1,300	(32,253)

		(64,248)

Insurance — (0.8)%
Aon Corp.	800	(34,168)
Marsh & McLennan Cos., Inc.	1,400	(34,188)
The Progressive Corp.	1,300	(24,817)

		(93,173)

Thrifts & Mortgage Finance — (0.3)%
Capitol Federal Financial	900	(33,714)

Total Financials		(786,014)

Health Care — (3.1)%
Biotechnology — (1.9)%
The Abraxis Bioscience, Inc.	700	(36,225)
Amylin Pharmaceuticals, Inc.	1,400	(31,486)
Celgene Corp.	500	(30,980)
Genzyme Corp.	700	(36,281)
Gilead Sciences, Inc.	700	(31,836)
Myriad Genetics, Inc.	800	(19,240)
Vertex Pharmaceuticals, Inc.	800	(32,696)

		(218,744)

Health Care Equipment & Supplies — (0.6)%
Boston Scientific Corp.	4,800	(34,656)
St. Jude Medical, Inc.	800	(32,840)

		(67,496)

Life Sciences Tools & Services — (0.3)%
Covance, Inc.	600	(36,834)

Pharmaceuticals — (0.3)%
Merck & Co, Inc.	900	(33,615)

Total Health Care		(356,689)

See Notes to Financial Statements.

10	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Industrials — (3.6)%
Air Freight & Logistics — (0.2)%
FedEx Corp.	200	$(18,680)

Airlines — (0.6)%
AMR Corp.	3,300	(30,063)
Delta Air Lines, Inc.	2,300	(33,557)

		(63,620)

Building Products — (0.1)%
USG Corp.	800	(13,728)

Electrical Equipment — (0.6)%
First Solar, Inc.	300	(36,795)
SunPower Corp., Class A	1,900	(35,910)

		(72,705)

Machinery — (0.9)%
Caterpillar, Inc.	500	(31,425)
PACCAR, Inc.	800	(34,672)
Terex Corp.	1,600	(36,336)

		(102,433)

Road & Rail — (1.2)%
CSX CORP	700	(35,630)
Kansas City Southern	900	(32,553)
Norfolk Southern Corp.	500	(27,945)
Union Pacific Corp.	500	(36,650)

		(132,778)

Total Industrials		(403,944)

Information Technology — (5.7)%
Communications Equipment — (1.6)%
Brocade Communications Systems, Inc.	6,000	(34,260)
Ciena Corp.	2,300	(35,052)
Juniper Networks, Inc.	1,100	(33,748)
Motorola, Inc.	5,000	(35,100)
QUALCOMM, Inc.	900	(37,791)

		(175,951)

Electronic Equipment, Instruments & Components — (0.6)%
Corning, Inc.	1,700	(34,357)
Itron, Inc.	500	(36,285)

		(70,642)

IT Services — (0.5)%
MasterCard, Inc., Class A	100	(25,400)
Paychex, Inc.	1,000	(30,700)

		(56,100)

Internet Software & Services — (0.5)%
Monster Worldwide, Inc.	1,600	(26,576)
Yahoo! Inc.	2,000	(33,060)

		(59,636)

Investments Sold Short	Shares	Value

Information Technology (concluded)
Semiconductors & Semiconductor Equipment — (2.2)%
Applied Materials, Inc.	2,800	$(37,744)
Atmel Corp.	6,900	(34,707)
Broadcom Corp., Class A	1,000	(33,180)
International Rectifier Corp.	200	(4,580)
Lam Research Corp.	900	(33,588)
MEMC Electronic Materials, Inc.	2,400	(36,792)
Rambus, Inc.	1,600	(34,960)
Teradyne, Inc.	3,000	(33,510)

		(249,061)

Software — (0.3)%
Electronic Arts, Inc.	1,800	(33,588)

Total Information Technology		(644,978)

Materials — (2.6)%
Chemicals — (1.1)%
Air Products & Chemicals, Inc.	400	(29,580)
Intrepid Potash, Inc.	700	(21,231)
Monsanto Co.	500	(35,710)
The Mosaic Co.	600	(36,462)

		(122,983)

Construction Materials — (0.6)%
Martin Marietta Materials, Inc.	400	(33,420)
Vulcan Materials Co.	700	(33,068)

		(66,488)

Metals & Mining — (0.6)%
Alcoa, Inc.	2,400	(34,176)
Southern Copper Corp.	1,100	(34,837)

		(69,013)

Paper & Forest Products — (0.3)%
Weyerhaeuser Co.	800	(36,216)

Total Materials		(294,700)

Telecommunication Services — (1.2)%
Diversified Telecommunication Services — (0.3)%
CenturyTel, Inc.	1,000	(35,460)

Wireless Telecommunication Services — (0.9)%
American Tower Corp., Class A	700	(29,827)
Clearwire Corp., Class A	4,800	(34,320)
Leap Wireless International, Inc.	2,100	(34,356)

		(98,503)

Total Telecommunication Services		(133,963)

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	11

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Utilities — (1.1)%
Electric Utilities — (0.8)%
American Electric Power Co., Inc.	700	$(23,926)
PPL Corp.	1,100	(30,481)
The Southern Co.	1,000	(33,160)

		(87,567)

Multi-Utilities — (0.3)%
Public Service Enterprise Group, Inc.	1,100	(32,472)

Total Utilities		(120,039)

Total Investments Sold Short (Proceeds — $3,418,270) — (30.1)%		(3,415,988)

Total Investments, Net of Investments Sold Short — 100.6%		11,427,072
Liabilities in Excess of Other Assets — (0.6)%		(67,685)

Net Assets — 100.0%		$11,359,387

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$13,242,106

Gross unrealized appreciation	$1,978,262
Gross unrealized depreciation	(377,308)

Net unrealized appreciation	$1,600,954

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$33,348	$42

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	$14,761,613	—	—	$14,761,613
Short-Term Securities	81,447	—	—	81,447
Liabilities:
Investments Sold Short[1]	(3,415,988)	—	—	(3,415,988)

Total	$11,427,072	—	—	$11,427,072

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Statement of Assets and Liabilities

March 31, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $12,341,378)	$14,761,613
Investments at value — affiliated (cost — $81,447)	81,447
Investments sold receivable	199,458
Investment advisory fees receivable	21,151
Dividends receivable	14,614
Capital shares sold receivable	12,982
Prepaid expenses	2,453

Total assets	15,093,718

Liabilities

Investments sold short at value (proceeds — $3,418,270)	3,415,988
Bank overdraft	11,898
Investments purchased payable	213,425
Payable to broker for short sales	25,216
Capital shares redeemed payable	6,016
Service and distribution fees payable	5,139
Dividends on short sales payable	2,287
Officer’s and Directors’ fees payable	209
Other affiliates payable	192
Other accrued expenses payable	53,961

Total liabilities	3,734,331

Net Assets	$11,359,387

Net Assets Consist of

Paid-in capital	$16,936,078
Undistributed net investment income	21,068
Accumulated net realized loss	(8,020,276)
Net unrealized appreciation/depreciation	2,422,517

Net Assets	$11,359,387

Net Asset Value

Institutional — Based on net assets of $3,168,993 and 387,234 shares outstanding, 400 million shares authorized, $0.10 par value	$8.18

Investor A — Based on net assets of $2,846,832 and 349,405 shares outstanding, 300 million shares authorized, $0.10 par value	$8.15

Investor C — Based on net assets of $5,343,562 and 663,026 shares outstanding, 400 million shares authorized, $0.10 par value	$8.06

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	13

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Investment Income

Dividends	$127,603
Income — affiliated	42

Total income	127,645

Expenses

Investment advisory	69,758
Service — Investor A	3,459
Service and distribution — Investor C	26,958
Transfer agent — Institutional	1,631
Transfer agent — Investor A	1,205
Transfer agent — Investor C	2,479
Professional	30,960
Accounting services	25,194
Registration	23,984
Printing	21,889
Interest	7,384
Custodian	7,325
Stock loan fees	6,767
Officer and Directors	3,542
Miscellaneous	10,660

Total expenses excluding dividend expense	243,195
Dividend expense	22,857

Total expenses	266,052
Less fees waived and/or reimbursed by advisor	(193,338)
Less transfer agent fees reimbursed — class specific	(5,315)

Total expenses after fees waived and reimbursed	67,399

Net investment income	60,246

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	1,504,995
Short sales	(404,511)

1,100,484

Change in unrealized appreciation/depreciation on:
Investments	(119,827)
Short sales	44,486

(75,341)

Total realized and unrealized gain	1,025,143

Net Increase in Net Assets Resulting from Operations	$1,085,389

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Period December 19, 2007[1] to October 31, 2008

Operations

Net investment income (loss)	$60,246	$126,024	$(431,386)
Net realized gain (loss)	1,100,484	(5,366,464)	(3,738,825)
Net change in unrealized appreciation/depreciation	(75,341)	5,948,696	(3,450,838)

Net increase (decrease) in net assets resulting from operations	1,085,389	708,256	(7,621,049)

Dividends to Shareholders From

Net investment income:
Institutional	(75,401)	—	—
Investor A	(51,768)	—	—
Investor C	(67,832)	—	—

Decrease in net assets resulting from dividends to shareholders	(195,001)	—	—

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(1,424,627)	(9,105,218)	27,911,637

Net Assets

Total increase (decrease) in net assets	(534,239)	(8,396,962)	20,290,588
Beginning of period	11,893,626	20,290,588	—

End of period	$11,359,387	$11,893,626	$20,290,588

Undistributed net investment income	$21,068	$155,823	$7,230

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	15

Financial Highlights

	Institutional			Investor A			Investor C

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Period December 19, 2007[1] to October 31, 2008	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Period December 19, 2007[1] to October 31, 2008	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Period December 19, 2007[1] to October 31, 2008

Per Share Operating Performance

Net asset value, beginning of period	$7.58	$6.98	$10.00	$7.55	$6.96	$10.00	$7.45	$6.91	$10.00

Net investment income (loss)[2]	0.06	0.06	(0.16)	0.05	0.07	(0.17)	0.02	0.03	(0.23)
Net realized and unrealized gain (loss)	0.70	0.54	(2.86)	0.70	0.52	(2.87)	0.69	0.51	(2.86)

Net increase (decrease) from investment operations	0.76	0.60	(3.02)	0.75	0.59	(3.04)	0.71	0.54	(3.09)
Dividends from net investment income	(0.16)	—	—	(0.15)	—	—	(0.10)	—	—

Net asset value, end of period	$8.18	$7.58	$6.98	$8.15	$7.55	$6.96	$8.06	$7.45	$6.91

Total Investment Return[3]

Based on net asset value	10.16%[4]	8.60%[4]	(30.20)%[4]	9.99%[4]	8.48%[4]	(30.40)%[4]	9.55%[4]	7.81%[4]	(30.90)%[4]

Ratios to Average Net Assets[5]

Total expenses	4.05%	3.81%	4.14%	4.30%	4.14%	4.18%	5.06%	4.88%	4.46%

Total expenses after fees waived and reimbursed	0.64%	1.33%	3.85%	0.89%	1.26%	4.14%	1.64%	1.99%	4.43%

Total expenses after fees waived and reimbursed and excluding dividend expense	0.24%	0.85%	3.23%	0.49%	0.76%	3.51%	1.25%	1.50%	4.23%

Net investment income (loss)	1.55%	1.05%	(2.04)%	1.32%	1.16%	(2.30)%	0.56%	0.41%	(3.03)%

Supplemental Data

Net assets, end of period (000)	$3,169	$3,630	$14,672	$2,847	$2,798	$1,815	$5,344	$5,466	$3,804

Portfolio turnover	79%	193%	109%	79%	193%	109%	79%	193%	109%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

16	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Plus Fund (the “Fund”) of BlackRock Large Cap Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the counterparty to which it sold the security short. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statement of Operations. The Fund pays a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Statement of Operations. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The Fund is required to repay the counterparty any dividends or interest received on the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., short sales) the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	17

Notes to Financial Statements (continued)

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US state and local tax returns remain open for the periods ended October 31, 2008 and September 30, 2009. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on their relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 1.20% of the average daily value of the Fund’s net assets.

The Manager voluntarily agreed to waive fees or reimburse expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Fund expenses, in order to limit Fund expenses to 1.50% for Institutional Shares, 1.80% for Investor A Shares and 2.50% for Investor C Shares of average daily net assets. The fee waiver or reimbursement is voluntary and could be discontinued by the Manager at any time. The Manager may in its discretion waive or reimburse additional amounts. For the six months ended March 31, 2010, the Manager waived or reimbursed $193,312, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment of other affiliated investment companies. For the six months ended March 31, 2010, the Manager waived $26, which is included in fees waived by advisor in the Statement of Operations.

18	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Notes to Financial Statements (continued)

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the advisory fees paid by the Fund to the Manager.

For the six months ended March 31, 2010, the Fund reimbursed the Manager $110 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Corporation, on behalf of the Fund, has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the six months ended March 31, 2010, affiliates earned $81 in underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares.

For the six months ended March 31 2010, affiliates received $301 in contingent deferred sales charges relating to transactions in Investor C Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

The Manager also reimbursed the Fund for transfer agent fees which are shown as transfer agent fees reimbursed — class specific in the Statement of Operations. The following chart shows the class specific expenses reimbursed:

Institutional	$1,631
Investor A	$1,205
Investor C	$2,479

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2010, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Institutional	$7
Investor A	$7
Investor C	$17

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Corporation’s Chief Compliance Officer.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	19

Notes to Financial Statements (continued)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2010 were $11,764,392 and $13,817,300, respectively.

4. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions. Prior to its renewal the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Fund did not borrow under the credit agreement during the six months ended March 31, 2010.

5. Concentration, Market and Credit Risk:

The Fund invests a significant portion of its assets in securities in the health care sector. Changes in economic conditions affecting the health care sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The Fund manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

6. Capital Loss Carryforwards:

As of September 30, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,

2016	$2,562,227
2017	5,739,252

Total	$8,301,479

20	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Notes to Financial Statements (concluded)

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2010		Period November 1, 2008 to September 30, 2009		Period December 19, 2007[1] to October 31, 2008

	Shares	Amount	Shares	Amount	Shares	Amount

Institutional

Shares sold	34,721	$267,864	354,771	$2,318,749	2,918,558	$27,033,868
Shares issued to shareholders in reinvestment of dividends	7,667	60,340	—	—	—	—

Total issued	42,388	328,204	354,771	2,318,749	2,918,558	27,033,868
Shares redeemed	(133,818)	(1,035,479)	(1,978,967)	(13,331,663)	(815,698)	(6,765,155)

Net increase (decrease)	(91,430)	$(707,275)	(1,624,196)	$(11,012,914)	2,102,860	$20,268,713

Investor A

Shares sold	7,606	$61,158	193,867	$1,280,055	371,276	$3,440,020
Shares issued to shareholders in reinvestment of dividends	4,941	38,745	—	—	—	—

Total issued	12,547	99,903	193,867	1,280,055	371,276	3,440,020
Shares redeemed	(33,838)	(265,989)	(83,866)	(546,872)	(110,581)	(923,052)

Net increase (decrease)	(21,291)	$(166,086)	110,001	$733,183	260,695	$2,516,968

Investor C

Shares sold	17,523	$135,404	527,745	$3,394,219	633,891	$5,839,027
Shares issued to shareholders in reinvestment of dividends	8,216	63,833	—	—	—	—

Total issued	25,739	199,237	527,745	3,394,219	633,891	5,839,027
Shares redeemed	(96,734)	(750,503)	(343,960)	(2,219,706)	(83,655)	(713,071)

Net increase (decrease)	(70,995)	$(551,266)	183,785	$1,174,513	550,236	$5,125,956

[1]	Commencement of operations.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	21

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director and Chair of the Audit Committee
Frederick W. Winter, Director and Member of the Audit Committee
Anne Ackerley, President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

22	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge
(1) at www.blackrock.com or by calling (800) 441-7762 and
(2) on the SEC’s website at http://www.sec.gov.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	23

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

24	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010	25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

26	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2010

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#LCCP-3/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: May 27, 2010